CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Interest and dividend income:
Loans, including fees		$ 42,102	$ 43,204
Securities:
Taxable		1,948	2,164
Tax exempt		236	286
Dividends		231	245
Interest-bearing deposits with banks		163	226
Other interest		32	48
Total interest and dividend income		44,712	46,173
Interest expense:
Deposits		2,977	5,254
Other borrowed funds		564	729
Subordinated debentures		158	208
Total interest expense		3,699	6,191
Net interest income		41,013	39,982
Provision for loan losses		(419)	2,980
Net interest income after provision for loan losses		41,432	37,002
Noninterest income:
Service charges on deposit accounts		1,864	1,685
Trust fees		285	257
Income from bank owned life insurance and annuity assets		904	820
Mortgage banking income		854	1,254
Electronic refund check / deposit fees		675	0
Debit / credit card interchange income		4,644	4,031
Gain (loss) on other real estate owned		1	(35)
Loss on sale of securities		(1,066)	0
Tax preparation fees		754	644
Litigation settlement		0	2,000
Other		949	782
Total noninterest income		9,864	11,438
Noninterest expense:
Salaries and employee benefits		21,649	21,636
Occupancy		1,796	1,817
Furniture and equipment		1,136	1,096
Professional fees		1,578	1,519
Marketing expense		826	613
FDIC insurance		326	165
Data processing		2,406	2,170
Software		1,858	1,454
Foreclosed assets		55	128
Amortization of intangibles		48	62
Other		5,602	5,473
Total noninterest expense		37,280	36,133
Income before income taxes		14,016	12,307
Provision for income taxes	[1]	2,284	2,048
NET INCOME		$ 11,732	$ 10,259
Earnings per share (in dollars per share)		$ 2.45	$ 2.14

[1]	Effective income tax rates were 16.3% for 2021 and 16.6% for 2020